Table - State Document	Apr. 14, 2020
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38559
Entity Tax Identification Number	45-2936287
Entity Address, Address Line One	25 Research Drive,
Entity Address, Postal Zip Code	01581
Entity Address, City or Town	Westborough,
Entity Address, State or Province	MA
City Area Code	(774)
Local Phone Number	512-7400